STATEMENT OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2024
STATEMENT OF MATERIAL ACCOUNTING POLICIES [Abstract]
Australian Financial Reporting Standards and Interpretations Not Yet Applied
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the year ended June 30, 2024. Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
Amendment to IFRS 16 – Lease Liability in a Sale and Leaseback	1 January 2024	1 July 2024
Amendment to IAS 1 – Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants	1 January 2024	1 July 2024
Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	1 January 2025	1 July 2025
IFRS 18 Presentation and Disclosure in Financial Statements	1 January 2027	1 July 2027